Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	84 Months Ended	110 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
C000065113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sextant Bond Income Fund
C000065111
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sextant Core Fund
C000112018
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sextant Global High Income Fund
C000012974
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sextant Growth Fund Investor Shares
C000188907
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sextant Growth Fund Z Shares
C000065110
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sextant International Fund Investor Shares
C000188908
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sextant International Fund Z Shares
C000065112
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sextant Short-Term Bond Fund
C000153268
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sustainable Bond Fund
C000153267
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sustainable Equity Fund
Without Sales Load [Member] | C000065113
Average Annual Return [Line Items]
Average Annual Return, Percent		0.43%	(1.04%)			0.89%
Without Sales Load [Member] | C000065111
Average Annual Return [Line Items]
Average Annual Return, Percent		13.88%	7.56%			5.50%
Without Sales Load [Member] | C000112018
Average Annual Return [Line Items]
Average Annual Return, Percent		13.65%	3.90%			3.75%
Without Sales Load [Member] | C000012974
Average Annual Return [Line Items]
Average Annual Return, Percent		23.97%	15.30%			11.56%
Without Sales Load [Member] | C000188907
Average Annual Return [Line Items]
Average Annual Return, Percent		24.26%	15.58%	14.31%
Without Sales Load [Member] | C000065110
Average Annual Return [Line Items]
Average Annual Return, Percent		22.03%	8.72%			7.37%
Without Sales Load [Member] | C000188908
Average Annual Return [Line Items]
Average Annual Return, Percent		22.35%	8.96%	0.00%
Without Sales Load [Member] | C000065112
Average Annual Return [Line Items]
Average Annual Return, Percent		3.66%	1.03%			1.10%
Without Sales Load [Member] | C000153268
Average Annual Return [Line Items]
Average Annual Return, Percent		4.38%	1.03%		1.27%
Without Sales Load [Member] | C000153267
Average Annual Return [Line Items]
Average Annual Return, Percent		21.10%	10.09%		7.90%